Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Expenses related to operating leases, asset retirement obligations, land site Leases and right-of-way agreements
Operating leases	$ 265	$ 225	$ 484	$ 439
Asset retirement obligation	157	7	167	13
Non operating Income (Expense), Total	$ (422)	$ (232)	$ (651)	$ (452)